FEDERAL INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2013 and 2012, as follows:

(in thousands)	2013	2012

Federal income taxes at the statutory rate	$1,436	$869
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(30)	(30)
Bargain purchase gain	(326)	-
Merger-related expenses	225	—
Other	3	1
	$1,308	$840

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2013	2012

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$445	$297
Deferred compensation and benefits	239	257
Charitable contributions	3	3
Fair value accounting adjustments on acquisition	1,187	—
Nonaccrued interest on loans	87	21
Other real estate owned adjustments	330	259
Other	9	—
Total deferred tax assets	2,300	837

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,541)	(1,074)
Deferred loan origination costs	(25)	(32)
Loan servicing rights	(23)	(12)
Fair value accounting adjustments on acquisition	(760)	(463)
Unrealized gain on investments	(12)	—
Depreciation	(150)	(30)
Total deferred tax liabilities	(2,511)	(1,611)
Net deferred tax liability	$(211)	$(774)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	2013	2012

Balance at beginning of year	$—	$80
Additions/(reductions) based on tax positions for the current year	80	(80)
Balance at end of year	$80	$—